PREPAID LAND USE RIGHTS (Schedule of Land Use Rights, Net) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
PREPAID LAND USE RIGHTS [Abstract]
Prepaid land use rights, cost	$ 25,754,286	$ 25,627,478
Less: Accumulated amortization	(2,820,712)	(2,252,352)
Prepaid land use rights, net	$ 22,933,574	$ 23,375,126